Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Lease Payments

Future minimum lease payments under operating lease commitments are as follows (in thousands):

Lease Payments
Year ending December 31,
2014	$337
2015	209
2016	216
2017	222
2018	228

Total future minimum payments	$1,212